Note 10 - Supplementary Information	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
10.      Supplementary information

Accounts payable and accrued liabilities is comprised of the following:

	December 31, 2013	December 31, 2012

Trade accounts payable	$1,217,242	$805,790
Research and development accruals	1,404,905	310,492
License fee accruals	-	1,649,957
Professional fee accruals	247,148	602,113
Deferred lease inducements	16,454	48,078
Other accrued liabilities	794,713	379,116
	$3,680,462	$3,795,546